Supplement dated January 27, 2017
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Asset Allocation Fund	5/1/2016
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2009
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	January 2017
Dan Boncarosky, CFA	Portfolio Manager	Co-manager	January 2017
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2009
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	January 2017
Dan Boncarosky, CFA	Portfolio Manager	Co-manager	January 2017
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Boncarosky joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Boncarosky began his investment career in 2008 and earned a B.S. from Leonard N. Stern School of Business at New York University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
C-1471-20 A (1/27)

Supplement dated January 27, 2017
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Diversified Absolute Return Fund	5/1/2016
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	2015
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	2015
Alexander Wilkinson	Portfolio Manager	Co-manager	January 2017
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers — Portfolio Managers” in the “More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	2015
Joshua Kutin, CFA	Senior Portfolio Manager	Co-manager	2015
Alexander Wilkinson	Portfolio Manager	Co-manager	January 2017
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
Mr. Kutin joined the Investment Manager in 2015 as a senior portfolio manager for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Kutin was a portfolio manager on the global asset allocation team at Putnam Investments. Mr. Kutin began his investment career in 1998 and earned a B.S. from Massachusetts Institute of Technology and a M.S. in finance from Princeton University.
Mr. Wilkinson joined the Investment Manager in 2006. Mr. Wilkinson began his investment career in 2006 and earned a B.A. in economics from the University of Massachusetts Amherst.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
C-1473-7 A (1/17)

Supplement dated January 27, 2017
to the Prospectuses, as supplemented, of each of the following funds:
Fund	Prospectuses Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Managed Volatility Conservative Fund	5/1/2016
Columbia Variable Portfolio - Managed Volatility Conservative Growth Fund	5/1/2016
Columbia Variable Portfolio - Managed Volatility Growth Fund	5/1/2016
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2015
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Co-manager	February 2016
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	2014
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	2013
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	2015
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Co-manager	February 2016
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	2014
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Weiss joined the Investment Manager in August 2015 as Vice President, Head of Sub-Advisory Management. Prior to joining the Investment Manager, Mr. Weiss was at Lincoln Financial Group where he was a Portfolio Manager and CIO of Lincoln Investment Advisors Corp. Mr. Weiss began his investment career in 1999 and earned a B.S. in management from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6598-5 A (1/17)

Supplement dated January 27, 2017
to the Prospectuses of each of the following funds:
Fund	Prospectuses Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - U.S. Flexible Conservative Growth Fund	11/1/2016
Columbia Variable Portfolio - U.S. Flexible Growth Fund	11/1/2016
Columbia Variable Portfolio - U.S. Flexible Moderate Growth Fund	11/1/2016
Effective immediately, the list of portfolio managers under the caption “Fund Management” in the "Summary of the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	November 2016
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	November 2016
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Co-manager	November 2016
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	November 2016
The rest of the section remains the same.
Effective immediately, the information about the portfolio managers under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jeffrey Knight, CFA	Senior Portfolio Manager, Managing Director, Global Head of Investment Solutions and Co-Head of Global Asset Allocation	Lead manager	November 2016
Anwiti Bahuguna, Ph.D.	Senior Portfolio Manager	Co-manager	November 2016
David Weiss, CFA	Vice President, Head of Sub-Advisory Management	Co-manager	November 2016
Brian Virginia	Senior Portfolio Manager and Vice President, Alternative and Absolute Return Investments	Co-manager	November 2016
Mr. Knight joined the Investment Manager in February 2013 as Head of Global Asset Allocation. Prior to joining the Investment Manager, Mr. Knight was at Putnam Investments from 1993 to 2013, most recently as head of global asset allocation. Mr. Knight began his investment career in 1987 and earned a B.A. from Colgate University and an M.B.A. from Tuck School of Business.
Dr. Bahuguna joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Bahuguna began her investment career in 1998 and earned a B.S. from St. Stephen’s College, Delhi University and a Ph.D. in economics from Northeastern University.
Mr. Weiss joined the Investment Manager in August 2015 as Vice President, Head of Sub-Advisory Management. Prior to joining the Investment Manager, Mr. Weiss was at Lincoln Financial Group where he was a Portfolio Manager and CIO of Lincoln Investment Advisors Corp. Mr. Weiss began his investment career in 1999 and earned a B.S. in management from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
Mr. Virginia joined the Investment Manager in 2010. Mr. Virginia began his investment career in 1996 and earned a B.S. from Kansas State University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-2015-1 A (1/17)

Supplement dated January 27, 2017
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio - Small Company Growth Fund	5/1/2016
Effective immediately, the list of portfolio managers under the subsection “Fund Management” in the "Summary of the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Daniel Cole, CFA	Senior Portfolio Manager	Co-manager	January 2015
Wayne Collette, CFA	Senior Portfolio Manager	Co-manager	2010
Lawrence Lin, CFA	Senior Portfolio Manager	Co-manager	2010
The rest of the section remains the same.
Effective immediately, the caption "Portfolio Managers" and the information beneath it, in the “More Information About the Fund — Primary Service Providers” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Daniel Cole, CFA	Senior Portfolio Manager	Co-manager	January 2015
Wayne Collette, CFA	Senior Portfolio Manager	Co-manager	2010
Lawrence Lin, CFA	Senior Portfolio Manager	Co-manager	2010
Mr. Cole joined the Investment Manager in 2014. Prior to joining the Investment Manager, Mr. Cole was a senior portfolio manager at Manulife Asset Management from 2008 to 2014. Mr. Cole began his investment career in 1993 and earned a B.S. from Guilford College and an M.B.A. in finance from Virginia Polytechnic Institute and State University.
Mr. Collette joined one of the Columbia Management legacy firms or acquired business lines in 2001. Mr. Collette began his investment career in 1996 and earned a B.A. from Brandeis University and an M.B.A. in finance from the Columbia Business School at Columbia University.
Mr. Lin joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. Lin began his investment career in 1998 and earned a B.S. from the University of Southern California.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
C-1506-4 A (1/17)